Related Party Transactions - Disclosure of compensation for directors, officers and key management personnel (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions Abstract
Salaries and Benefits	$ 575,255	$ 473,841	$ 455,067
Consulting fees	396,456	251,007	263,750
Options Vested	3,242,528	1,698,487	240,996
Accomodation and Rentals	0	5,749	99,705
Total	$ 4,214,239	$ 2,429,084	$ 1,059,518